Accounts Receivable (Accounts Receivable, Net) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable		112,482	75,866
Less: Allowance for doubtful accounts		(6,636)	(3,109)	(3,919)	(2,041)
Accounts receivable, net	$ 16,989	105,846	72,757